Income Taxes (Tables) - Bird Rides [Member]	12 Months Ended
Dec. 31, 2021
Summary of income before income tax, domestic and foreign
The U.S. and foreign components of loss before provision for income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31,
	2021	2020
U.S.	$(189,706)	$(105,235)
Foreign	(6,418)	(102,931)

Loss before income taxes	$(196,124)	$(208,166)

Summary of components of the provision for income taxes
The components of the provision for income taxes for the years ended December 31, 2021 and 2020 are as follows (in thousands):

	December 31,
	2021	2020
Current
Federal	$—	$—
State	31	38
Foreign	178	26

Total current tax expense	$209	$64

Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total deferred tax expense	—	—

Total provision for income taxes	$209	$64

Summary of reconciliation of the statutory federal income tax rate to the Company's effective tax rate
The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2021 and 2020:

	December 31,
	2021	2020
Federal statutory income tax rate	21.0%	21.0%
Mark-to-market adjustments of Earnout and Earn Back Shares	5.5%	0.0%
Executive compensation	(4.7)%	0.0%
Valuation allowance	(22.8)%	(22.9)%
Other	1.0%	1.9%

Effective income tax rate	(0.1)%	0.0%

Summary of deferred income taxes
Deferred income taxes for the years ended December 31, 2021 and 2020 consist of the following (in thousands):

	December 31,
	2021	2020
Deferred tax assets
Net operating losses	$279,695	$240,128
Other	22,994	8,986

Total deferred tax assets	$302,689	$249,114

Deferred tax liabilities
Property and equipment, net	$(7,780)	$(2,903)
Other	(759)	(578)

Total deferred tax liabilities	$(8,539)	$(3,481)
Less: Valuation allowance	(294,150)	(245,633)

Net deferred tax assets	$—	$—

Summary of gross unrecognized tax benefits for the years
The following table reflects changes in gross unrecognized tax benefits for the years ended December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Unrecognized tax benefits at beginning of year	$13,993	$10,743
Gross increases—current year positions	4,842	3,250
Gross decreases—prior year positions	(6,377)	—

Unrecognized tax benefits at end of year	$12,458	$13,993

Summary of open tax years for the Company's major tax jurisdictions	As of December 31, 2021, the open tax years for the Company’s major tax jurisdictions are as follows:

Jurisdiction	Tax Years
U.S. Federal	2017-2020
U.S. State	2017-2020
Netherlands	2019-2020